Financial Instruments (Details Narrative)	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Percentage of financial liabilities, projected scenario 1	25.00%
Percentage of financial liabilities, projected scenario 2	50.00%
CDI [member]
IfrsStatementLineItems [Line Items]
Variation rate	9.00%
IPCA [member]
IfrsStatementLineItems [Line Items]
Variation rate	3.86%
IGPM [member]
IfrsStatementLineItems [Line Items]
Variation rate	4.04%
TJLP [member]
IfrsStatementLineItems [Line Items]
Variation rate	6.43%